Going Concern and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Going Concern and Management’s Plans [Abstract]
GOING CONCERN AND MANAGEMENT'S PLANS

NOTE 2 - GOING CONCERN AND MANAGEMENT’S PLANS

The Company has not generated any revenues and has incurred significant losses since inception. As of September 30, 2023, the Company had an accumulated deficit of $126,116,552 and a working capital deficit of $1,435,947, and for the three and nine months ended September 30, 2023, net losses of $10,265,760 and $18,708,007, respectively, and for the nine months ended September 30, 2023, cash used in operating activities of $8,762,209. The Company expects to invest a significant amount of capital to fund research and development. As a result, the Company expects that its operating expenses will increase significantly, and consequently will require significant revenues to become profitable. Even if the Company does become profitable, it may not be able to sustain or increase profitability on a quarterly or annual basis. The Company cannot predict when, if ever, it will be profitable. There can be no assurance that the intellectual property of the Company, or other technologies it may acquire, will meet applicable regulatory standards, obtain required regulatory approvals, be capable of being produced in commercial quantities at reasonable costs, or be successfully marketed. The Company plans to undertake additional laboratory studies with respect to the intellectual property, and there can be no assurance that the results from such studies or trials will result in a commercially viable product or will not identify unwanted side effects.

The Company’s ability to continue its operations is dependent upon obtaining new financing for its ongoing operations. On April 5, 2023, the Company entered into a Securities Purchase Agreement with a certain purchaser in which the Company agreed to sell an aggregate of 400,000 shares of common stock, pre-funded warrants to purchase up to an aggregate of approximately 1.2 million shares of common stock (“April 2023 Pre-Funded Warrants”), and common stock warrants to purchase up to an aggregate of approximately 1.6 million shares of common stock (the “April 2023 Common Warrants”), for gross proceeds of approximately $3.0 million (see Note 9 – Stockholders’ Equity for additional information).

On August 9, 2023, the Company entered into a Securities Purchase Agreement with an accredited investor, in addition to certain purchasers who relied on the Company’s registration statement filed with the SEC on July 25, 2023, which became effective on August 9, 2023, in which the Company agreed to sell an aggregate of approximately 667,000 shares of common stock, pre-funded warrants to purchase up to an aggregate of approximately 3.9 million shares of common stock (“August 2023 Pre-Funded Warrants”), and common stock warrants to purchase up to an aggregate of approximately 4.6 million shares of common stock (the “August 2023 Common Warrants”), for gross proceeds of approximately $3.0 million (see Note 9 – Stockholders’ Equity for additional information).

The Company plans to continue to fund its losses from operations through future equity offerings, debt financing or other third-party fundings, which may be dilutive to existing stockholders. There can be no assurance that additional funds will be available when needed from any source or, if available, will be available on terms that are acceptable to the Company. If the Company is unable to obtain such additional financing, the Company may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on its business, financial condition and results of operations, and it could ultimately be forced to discontinue its operations and liquidate. These matters raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is defined as within one year after the date that the condensed consolidated financial statements are issued.

These condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to our ability to continue as a going concern.

NOTE 2 - GOING CONCERN AND MANAGEMENT’S PLANS

The Company has not generated any revenues and has incurred significant losses since inception. As of December 31, 2022, we had an accumulated deficit of $107,408,545 and working capital of $3,270,608 and for the year ended December 31, 2022, a net loss of $38,726,259 and cash used in operating activities of $12,127,585. The Company expects to invest a significant amount of capital to fund research and development. As a result, the Company expects that its operating expenses will increase significantly, and consequently will require significant revenues to become profitable. Even if the Company does become profitable, it may not be able to sustain or increase profitability on a quarterly or annual basis. The Company cannot predict when, if ever, it will be profitable. There can be no assurance that the intellectual property of the Company, or other technologies it may acquire, will meet applicable regulatory standards, obtain required regulatory approvals, be capable of being produced in commercial quantities at reasonable costs, or be successfully marketed. The Company plans to undertake additional laboratory studies with respect to the intellectual property, and there can be no assurance that the results from such studies or trials will result in a commercially viable product or will not identify unwanted side effects.

These consolidated financial statements have been prepared under the assumption of a going concern, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. The Company’s ability to continue its operations is dependent upon obtaining new financing for its ongoing operations. Future financing options available to the Company include equity financings and loans and if the Company is unable to obtain such additional financing timely, or on favorable terms, the Company may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on its business, financial condition and results of operations, and it could ultimately be forced to discontinue its operations and liquidate. These matters raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is defined as within one year after the date that the consolidated financial statements are issued. Realization of the Company’s assets may be substantially different from the carrying amounts presented in these consolidated financial statements and the accompanying consolidated financial statements do not include any adjustments that may become necessary, should the Company be unable to continue as a going concern.